Share-based Compensation (Details 3) - Restricted Shares ¥ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥) item shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2012
Share-based compensation
Vesting period	4 years
Restricted Shares
Balance outstanding at the beginning of the period (in shares)	780,107	312,941
Granted (in shares)	835,500	486,000	34,286
Exercised (in shares)	(229,272)	(5,211)
Forfeited (in shares)	(45,350)	(13,623)
Balance outstanding at the end of the period (in shares)	1,340,985	780,107	312,941
Weighted average remaining contractual life
Balance outstanding at the end of the period	4 years 11 months 5 days	4 years 8 months 23 days		4 years 5 months 27 days
Additional disclosures
Fair value of awards vested | ¥	¥ 4,946	¥ 1,850	¥ 2,580
Share-based compensation | ¥	11,247	¥ 4,040	¥ 2,152
Unrecognized compensation expenses | ¥	¥ 12,684
Weighted average period over which unrecognized compensation expenses are expected to be recognized	11 months 27 days
Vested (in shares)	215,076
First anniversary of the date of grant
Share-based compensation
Percentage of awards subject to vest	25.00%
Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant
Share-based compensation
Percentage of awards subject to vest	75.00%
Period of vesting of the remaining 75% awards granted | item	12